Segment Reporting - Segment Results Information (Parenthetical) (Detail) (FPSO Segment [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
FPSO Segment [Member]
Segment Reporting Information [Line Items]
Revenue related to operations in previous years	$ 59.2